GOODWILL (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balance at the end of the previous year	R$ 38,003.6	R$ 40,594.0
Effects of cumulative translation adjustments (“CTA”)	3,723.6	(4,067.9)
Effects of the application of IAS 29 (hyperinflation)	2,628.9	1,481.1
Acquisitions/(write-offs)	(13.4)	(3.6)
Balance at the end of the year	R$ 44,342.7	R$ 38,003.6